Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Long-term wireless device financing plan receivables	11	387	399
Derivative assets	29	274	92
Long-term receivables		221	128
Investments(1)	29	185	167
Publicly-traded and privately-held investments	29	183	126
Other		56	89
Total other non-current assets		1,306	1,001
(1)These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.